Income Taxes - Schedule of Significant Components of Temporary Differences with Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Liabilities:
Net unrealized holding gains on securities available-for-sale		$ (5,586)
Prepaid pension	(3,730)	(4,721)
Deferred loan income	(1,614)	(969)
Purchase accounting adjustments	(801)	(935)
Depreciation on premises and equipment	(1,061)	(1,963)
Other	(823)	(690)
Total Deferred Tax liabilities	(8,029)	(14,864)
Deferred Tax Assets:
Net unrealized holding losses on securities available-for-sale	361
Allowance for loan losses	18,890	16,536
Tax credit carryforwards (expires in 20 years)		1,430
Other employee benefits	2,369	2,701
Low income housing partnerships	3,147	2,890
Net adjustment to funded status of pension	6,495	12,899
Impairment of securities	1,313	1,375
Delinquent interest on nonaccrual loans	1,626	1,719
State net operating loss carryforwards	1,828	1,498
Other	3,950	3,157
Gross Deferred Tax Assets	39,979	44,205
Less: Valuation allowance	(2,199)	(1,498)
Total Deferred Tax Assets	37,780	42,707
Net Deferred Tax Asset	$ 29,751	$ 27,843